UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/02

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Management Company
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     November 15, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $70,381 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abraxas Petroleum Corparation  COMMON           003830106        1      824     X    SOLE                      824
McLeod USA                     COMMON           582266706       24    54852     X    SOLE                    54852
ROTECH HEALTHCARE              COMMON           778669101     1133    78148     X    SOLE                    78148
Philip Morris Cos              COMMON           718154107     5034   129733     X    SOLE                   129733
The Kroger Co.                 COMMON           501044101     1943   137800     X    SOLE                   137800
Comcast Corp Class A           COMMON           200300101     3601   168801     X    SOLE                   168801
United Defense                 COMMON           91018B104     4022   170422     X    SOLE                   170422
AT&T Corp                      COMMON           001957109     2095   174422     X    SOLE                   174422
TRW Inc.                       COMMON           872649108    22591   385842     X    SOLE                   385842
Pharmacia Corp                 COMMON           71713U102    21460   551953     X    SOLE                   551953
Mpower Holding Corp.           COMMON           62473L309       52   580144     X    SOLE                   580144
Mariner Healthcare Inc.        COMMON           56845X108     5244   749106     X    SOLE                   749106
McLeod Pfd Series A            PREFERRED        582266805      344   229192     X    SOLE                   229192
EL Paso Corp Oct 15 Call       OPTION           28336L109       17     1663     CALL SOLE                     1663
United Defense March 22 1/     OPTION           91018B104      353      928     CALL SOLE                      928
The Kroger Co. Oct 20          OPTION           501044101       14     1378     CALL SOLE                     1378
Conagra Inc. Oct 25            OPTION           205887102       83     1378     PUT  SOLE                     1378
H&R Block Nov 45               OPTION           093671105      330      492     PUT  SOLE                      492
H&R Block Oct 45               OPTION           093671105      381      718     PUT  SOLE                      718
Kmart Jan 5                    OPTION           482584109     1117     2428     PUT  SOLE                     2428
RJ Reynolds Tob Oct 37-1/2     OPTION           76182K105       62      480     PUT  SOLE                      480
The Kroger Co. Oct 17-1/2      OPTION           501044101      455     1378     PUT  SOLE                     1378
McLeod Warrants                WARRANT          582266110       25   631600     X    SOLE                   631600